Related Party Transactions - Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Balances with related parties
Due from related parties	$ 417	$ 10,408
GasLog Ltd.
Balances with related parties
Due from related parties	$ 417	$ 10,408